UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	7,144,871	7,377,042	6,904,986	21,946,145
Weighted average exercise price (in dollars per share) | $	$ 20.30	$ 20.28	$ 20.37	$ 19.75
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	69,000	78,000	78,000
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07	$ 13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	172,800	186,800	226,800
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	515,800	545,800	581,200
Weighted average exercise price (in dollars per share) | $	$ 18.09	$ 18.08	$ 18.07
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	519,000	549,000	604,200
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	4,330,286	4,459,230	4,639,571
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	695,376	711,300	775,215
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	842,609	846,912	0
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51	$ 0.00